Quarterly Report
January 31, 2022
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 90.8%
Brazil – 10.2%
Federative Republic of Brazil, 10%, 1/01/2023	BRL	95,474,000	$17,651,098
Federative Republic of Brazil, 0%, 1/01/2024		49,656,000	7,555,799
Federative Republic of Brazil, 10%, 1/01/2025		38,075,000	6,961,044
Federative Republic of Brazil, 10%, 1/01/2027		84,593,000	15,285,710
			$47,453,651
Chile – 4.2%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$936,000	$952,094
Republic of Chile, 2.3%, 10/01/2028 (n)	CLP	5,215,000,000	5,304,272
Republic of Chile, 5%, 10/01/2028 (n)		4,725,000,000	5,670,001
Republic of Chile, 4.7%, 9/01/2030		6,590,000,000	7,712,373
			$19,638,740
China – 14.3%
China Development Bank, 3.23%, 1/10/2025	CNY	35,040,000	$5,621,856
China Development Bank, 3.45%, 9/20/2029		103,460,000	16,779,149
Export–Import Bank of China, 3.14%, 4/02/2024		133,780,000	21,337,988
Republic of China, 3.25%, 6/06/2026		132,870,000	21,564,878
Republic of China, 2.89%, 11/18/2031		7,260,000	1,157,912
			$66,461,783
Colombia – 6.2%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$920,760
Republic of Colombia, 7.5%, 8/26/2026		21,891,200,000	5,353,710
Republic of Colombia, 5.75%, 11/03/2027		71,546,600,000	15,817,771
Republic of Colombia, “B”, 6%, 4/28/2028		13,114,500,000	2,892,788
Republic of Colombia, “B”, 7.75%, 9/18/2030		14,854,600,000	3,501,105
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		$525,000	488,250
			$28,974,384
Czech Republic – 2.7%
Czech Republic, 2.4%, 9/17/2025	CZK	207,080,000	$9,188,747
Czech Republic, 2%, 10/13/2033		55,600,000	2,242,523
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	1,000,000	1,184,499
			$12,615,769
Egypt – 2.3%
Arab Republic of Egypt, 0%, 2/08/2022	EGP	37,625,000	$2,391,678
Arab Republic of Egypt, 0%, 4/12/2022		37,350,000	2,328,365
Arab Republic of Egypt, 0%, 10/25/2022		79,700,000	4,638,314
Energean PLC, 6.5%, 4/30/2027 (n)		$1,114,000	1,076,403
			$10,434,760
Guatemala – 0.7%
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$1,064,000	$1,048,806
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,245,000	1,262,280
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		797,000	843,565
			$3,154,651
Hungary – 1.8%
Republic of Hungary, 3%, 10/27/2027	HUF	1,875,840,000	$5,400,891
Republic of Hungary, 2.25%, 4/20/2033		1,202,150,000	2,926,400
			$8,327,291

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – 2.1%
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$661,000	$634,560
GMR Hyderabad International Airport Ltd., 4.75%, 2/02/2026 (n)		1,500,000	1,455,150
GMR Hyderabad International Airport Ltd., 4.75%, 2/02/2026		500,000	485,050
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		794,000	788,341
Republic of India, 7.27%, 4/08/2026	INR	316,930,000	4,419,968
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		$384,000	384,576
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,720,000	1,694,200
			$9,861,845
Indonesia – 5.4%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		$756,000	$742,408
Republic of Indonesia, 9%, 3/15/2029	IDR	40,437,000,000	3,231,980
Republic of Indonesia, 7%, 9/15/2030		106,554,000,000	7,616,292
Republic of Indonesia, 6.375%, 4/15/2032		9,995,000,000	689,573
Republic of Indonesia, 7.5%, 8/15/2032		77,768,000,000	5,688,495
Republic of Indonesia, 7.5%, 5/15/2038		52,239,000,000	3,792,067
Republic of Indonesia, 8.375%, 4/15/2039		28,889,000,000	2,256,765
Republic of Indonesia, 7.125%, 6/15/2042		16,592,000,000	1,170,912
			$25,188,492
Israel – 0.3%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,250,000	$1,226,562
Malaysia – 4.6%
Government of Malaysia, 3.733%, 6/15/2028	MYR	57,239,000	$13,824,337
Government of Malaysia, 4.232%, 6/30/2031		18,618,000	4,598,906
Government of Malaysia, 3.757%, 5/22/2040		3,403,000	760,417
Government of Malaysia, 4.065%, 6/15/2050		9,847,000	2,249,435
			$21,433,095
Mexico – 7.7%
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$1,096,000	$1,074,091
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		764,000	761,143
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026		400,000	398,504
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	458,783
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		12,373,200	591,462
United Mexican States, 10%, 12/05/2024		36,670,000	1,888,057
United Mexican States, 5.75%, 3/05/2026		60,850,000	2,762,114
United Mexican States, 7.5%, 6/03/2027		91,400,000	4,414,078
United Mexican States, 8.5%, 5/31/2029		238,770,000	12,150,323
United Mexican States, 7.75%, 5/29/2031		108,300,000	5,269,466
United Mexican States, 8%, 11/07/2047		118,400,000	5,735,639
			$35,503,660
Peru – 3.8%
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)	PEN	10,403,000	$2,605,646
Peru LNG, 5.375%, 3/22/2030		$1,360,000	1,175,353
Republic of Peru, 6.95%, 8/12/2031	PEN	19,840,000	5,449,788
Republic of Peru, 6.9%, 8/12/2037		27,740,000	7,258,246
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$945,000	912,870
			$17,401,903
Poland – 3.6%
Can-Pack S.A., 3.875%, 11/15/2029 (n)		$1,113,000	$1,065,894
Republic of Poland, 2.5%, 7/25/2026	PLN	47,094,000	10,835,535
Republic of Poland, 1.25%, 10/25/2030		20,383,000	3,996,979
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	921,000	959,525
			$16,857,933

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – 1.7%
Republic of Romania, 4.75%, 2/24/2025	RON	34,275,000	$7,762,646
Russia – 2.9%
Russian Federation, 7.75%, 9/16/2026	RUB	571,749,000	$6,939,804
Russian Federation, 7.25%, 5/10/2034		589,069,000	6,531,269
			$13,471,073
South Africa – 12.1%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$2,267,535
Republic of South Africa, 10.5%, 12/21/2026		113,754,000	8,182,221
Republic of South Africa, 8%, 1/31/2030		388,316,000	23,316,645
Republic of South Africa, 7%, 2/28/2031		74,116,000	4,058,779
Republic of South Africa, 8.875%, 2/28/2035		132,127,000	7,724,418
Republic of South Africa, 9%, 1/31/2040		164,465,000	9,331,810
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	1,147,987
			$56,029,395
Sri Lanka – 0.3%
Republic of Sri Lanka, 6.75%, 4/18/2028		$1,400,000	$681,184
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		972,000	472,139
			$1,153,323
Thailand – 2.5%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	241,810,000	$8,285,581
Kingdom of Thailand, 1.6%, 6/17/2035		27,600,000	743,997
Kingdom of Thailand, 3.3%, 6/17/2038		77,460,000	2,489,630
			$11,519,208
Uruguay – 1.3%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	242,077,000	$5,421,273
Oriental Republic of Uruguay, 8.25%, 5/21/2031		35,031,000	762,044
			$6,183,317
Zambia – 0.1%
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		$558,000	$592,875
Total Bonds			$421,246,356
Common Stocks – 0.0%
Canada – 0.0%
Frontera Energy Corp. (a)		16,374	$134,267
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Currency Options – 0.0%
Currency - PLN Put / EUR Call - April 2022 @ PLN 4.1	Put	JPMorgan Chase Bank N.A.	$ 4,350,509	PLN 18,469,000	$33,059
Currency - PLN Put / EUR Call - April 2022 @ PLN 4.1	Put	JPMorgan Chase Bank N.A.	4,387,256	18,625,000	33,339
					$66,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 8.0%
Money Market Funds – 8.0%
MFS Institutional Money Market Portfolio, 0.06% (v)	37,005,381	$37,005,381

Other Assets, Less Liabilities – 1.2%		5,451,502
Net Assets – 100.0%		$463,903,904
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,005,381 and $421,447,021, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,916,735, representing 6.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
CDI	Interbank Deposit Certificates
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	40,957,827	USD	7,176,141	Merrill Lynch International	3/03/2022	$481,891
CLP	1,355,705,920	USD	1,612,400	Banco Santander S.A.	2/18/2022	77,153
CLP	2,877,145,643	USD	3,456,000	Goldman Sachs International	2/18/2022	129,653
CNH	2,872,000	USD	440,014	State Street Bank Corp.	4/08/2022	9,006
CZK	49,080,000	USD	2,213,345	Citibank N.A.	4/08/2022	36,670
CZK	194,262,532	USD	8,747,716	Merrill Lynch International	4/08/2022	158,023
HUF	733,996,000	USD	2,297,466	State Street Bank Corp.	4/08/2022	7,055
ILS	7,126,000	USD	2,209,899	Citibank N.A.	4/08/2022	44,548
KZT	1,977,006,000	USD	4,406,566	Citibank N.A.	2/03/2022	142,058
MXN	337,109,225	USD	15,943,493	Citibank N.A.	4/08/2022	214,043
MXN	7,432,000	USD	349,326	State Street Bank Corp.	4/08/2022	6,887
MYR	85,722,684	USD	20,147,330	Barclays Bank PLC	2/11/2022	327,182
MYR	1,889,000	USD	446,995	Barclays Bank PLC	3/03/2022	3,801
MYR	3,666,000	USD	861,777	Goldman Sachs International	2/11/2022	13,832
PEN	3,054,139	USD	757,231	Citibank N.A.	2/07/2022	35,633
PEN	2,827,000	USD	730,680	Goldman Sachs International	2/07/2022	3,218
PHP	28,667,590	USD	554,424	Citibank N.A.	4/28/2022	6,012
RON	2,037,000	USD	459,194	Citibank N.A.	4/08/2022	1,205
RUB	71,608,000	USD	913,762	Goldman Sachs International	3/21/2022	1,733
RUB	93,104,284	USD	1,159,600	JPMorgan Chase Bank N.A.	3/21/2022	30,721
SGD	3,030,000	USD	2,225,084	State Street Bank Corp.	4/08/2022	17,353
THB	49,458,000	USD	1,478,662	JPMorgan Chase Bank N.A.	4/28/2022	6,895
TRY	18,179,000	USD	1,337,695	JPMorgan Chase Bank N.A.	2/22/2022	12,991
TRY	9,076,000	USD	641,413	JPMorgan Chase Bank N.A.	4/08/2022	16,604
USD	2,471,021	AUD	3,384,000	Citibank N.A.	4/08/2022	77,536
USD	218,448	AUD	305,000	Morgan Stanley Capital Services, Inc.	4/08/2022	2,724
USD	4,284,737	AUD	5,877,000	State Street Bank Corp.	4/08/2022	127,968
USD	1,621,845	BRL	8,648,000	Citibank N.A.	3/03/2022	4,897
USD	2,203,151	CAD	2,770,000	Morgan Stanley Capital Services, Inc.	4/08/2022	24,308
USD	23,371,048	EUR	20,089,497	Citibank N.A.	4/08/2022	766,748
USD	2,222,519	IDR	31,910,039,000	Barclays Bank PLC	2/22/2022	6,646
USD	1,380,009	ILS	4,293,000	Merrill Lynch International	4/08/2022	21,836
USD	905,065	ILS	2,832,000	Morgan Stanley Capital Services, Inc.	4/12/2022	8,991
USD	153,839	KRW	183,516,000	Barclays Bank PLC	2/14/2022	1,653
USD	4,459,088	KRW	5,261,545,000	Citibank N.A.	2/14/2022	95,795
USD	1,146,780	KRW	1,377,054,000	Goldman Sachs International	2/11/2022	4,717
USD	6,406,218	MXN	133,103,241	BNP Paribas S.A.	4/08/2022	26,623
USD	436,381	PLN	1,735,000	BNP Paribas S.A.	4/08/2022	13,253
USD	11,351,305	PLN	45,904,678	JPMorgan Chase Bank N.A.	4/08/2022	156,174
USD	1,008,864	PLN	4,022,000	Merrill Lynch International	4/08/2022	27,987
USD	5,160,116	RON	22,722,792	Goldman Sachs International	4/08/2022	24,354
USD	1,117,900	RUB	81,479,036	Citibank N.A.	4/25/2022	86,173
USD	2,965,110	RUB	230,161,000	Goldman Sachs International	3/21/2022	22,546
USD	486,938	RUB	36,927,000	JPMorgan Chase Bank N.A.	3/21/2022	14,833
USD	2,208,778	SGD	2,977,000	State Street Bank Corp.	4/08/2022	5,565
USD	465,165	THB	15,443,000	JPMorgan Chase Bank N.A.	4/28/2022	1,307
USD	217,330	TWD	6,012,000	Barclays Bank PLC	2/18/2022	1,184
USD	7,014,294	TWD	194,445,000	Citibank N.A.	2/18/2022	23,534
USD	4,791,644	TWD	132,120,000	Citibank N.A.	3/28/2022	41,193
USD	192,381	TWD	5,333,000	Deutsche Bank AG	2/18/2022	647
USD	4,443,012	TWD	123,112,000	JPMorgan Chase Bank N.A.	2/18/2022	16,843

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	22,146,545	ZAR	342,287,617	Merrill Lynch International	4/08/2022	$80,380
						$3,470,582
Liability Derivatives
CAD	2,881,000	USD	2,272,851	JPMorgan Chase Bank N.A.	4/08/2022	$(6,696)
CZK	41,909,579	USD	1,942,208	Goldman Sachs International	4/08/2022	(20,912)
CZK	90,344,728	USD	4,102,672	HSBC Bank	7/12/2022	(2,676)
CZK	19,884,000	USD	924,973	Morgan Stanley Capital Services, Inc.	4/08/2022	(13,415)
EUR	955,000	USD	1,107,535	BNP Paribas S.A.	4/08/2022	(32,989)
EUR	17,162,978	USD	19,458,882	State Street Bank Corp.	4/08/2022	(147,442)
HUF	4,567,622,981	USD	14,677,452	Citibank N.A.	4/08/2022	(336,524)
IDR	14,643,119,000	USD	1,021,893	Barclays Bank PLC	2/22/2022	(5,057)
IDR	4,911,722,000	USD	343,475	Citibank N.A.	2/17/2022	(2,276)
IDR	312,803,240,463	USD	21,755,685	JPMorgan Chase Bank N.A.	2/22/2022	(34,232)
JPY	530,739,000	USD	4,645,204	Brown Brothers Harriman	4/08/2022	(29,938)
KZT	937,988,000	USD	2,117,354	Deutsche Bank AG	4/27/2022	(2,484)
MXN	9,016,000	USD	434,622	Barclays Bank PLC	4/08/2022	(2,488)
MXN	23,586,000	USD	1,141,480	BNP Paribas S.A.	4/08/2022	(11,010)
MYR	3,859,000	USD	922,764	Barclays Bank PLC	2/11/2022	(1,058)
MYR	4,168,000	USD	998,160	Barclays Bank PLC	3/03/2022	(3,499)
PHP	28,667,591	USD	563,956	Citibank N.A.	2/02/2022	(1,571)
PLN	123,886,103	USD	31,066,278	HSBC Bank	4/08/2022	(853,208)
RON	949,000	USD	219,509	Goldman Sachs International	4/08/2022	(5,018)
RON	27,710,852	USD	6,415,737	JPMorgan Chase Bank N.A.	4/08/2022	(152,584)
RSD	143,976,000	USD	1,376,965	Citibank N.A.	3/01/2022	(1,839)
RUB	36,742,000	USD	482,376	BNP Paribas S.A.	4/25/2022	(17,132)
RUB	32,841,000	USD	433,476	Citibank N.A.	4/25/2022	(17,627)
RUB	746,558,591	USD	9,958,451	JPMorgan Chase Bank N.A.	3/21/2022	(413,840)
RUB	86,649,322	USD	1,141,700	JPMorgan Chase Bank N.A.	4/25/2022	(44,504)
RUB	292,496,000	USD	3,893,482	Morgan Stanley Capital Services, Inc.	3/21/2022	(153,977)
RUB	48,977,000	USD	643,649	Morgan Stanley Capital Services, Inc.	4/25/2022	(23,479)
SGD	3,127,000	USD	2,325,241	State Street Bank Corp.	4/08/2022	(11,016)
THB	1,275,474,615	USD	38,917,189	JPMorgan Chase Bank N.A.	4/28/2022	(606,067)
TRY	44,557,020	USD	4,565,502	Citibank N.A.	4/08/2022	(1,335,080)
TWD	8,587,000	USD	311,960	Barclays Bank PLC	2/18/2022	(3,237)
TWD	5,292,000	USD	190,319	Deutsche Bank AG	2/18/2022	(59)
ZAR	37,503,000	USD	2,422,944	Morgan Stanley Capital Services, Inc.	4/08/2022	(5,248)
USD	198,848	AUD	282,000	JPMorgan Chase Bank N.A.	4/08/2022	(609)
USD	8,445,800	BRL	48,509,470	Banco Santander S.A.	3/03/2022	(624,191)
USD	463,024	BRL	2,619,000	Goldman Sachs International	3/03/2022	(26,660)
USD	87,191	CAD	111,000	HSBC Bank	4/08/2022	(120)
USD	694,100	CLP	595,711,325	Banco Santander S.A.	2/18/2022	(48,307)
USD	2,259,166	CLP	1,939,155,000	Citibank N.A.	2/18/2022	(157,513)
USD	6,809,606	CLP	5,578,429,658	Goldman Sachs International	2/18/2022	(142,531)
USD	755,855	CLP	613,965,738	Goldman Sachs International	4/26/2022	(1,837)
USD	1,142,625	CNH	7,343,000	BNP Paribas S.A.	4/08/2022	(5,410)
USD	3,028,059	CNH	19,560,000	Citibank N.A.	4/08/2022	(30,030)
USD	3,596,105	CNH	23,117,511	Goldman Sachs International	7/12/2022	(128)
USD	1,900,167	CNH	12,428,538	Morgan Stanley Capital Services, Inc.	4/08/2022	(42,961)
USD	913,583	CNH	5,852,000	State Street Bank Corp.	4/08/2022	(1,342)
USD	913,583	CNY	5,852,000	State Street Bank Corp.	4/08/2022	(2,316)
USD	892,028	COP	3,577,476,990	Deutsche Bank AG	3/24/2022	(8,732)
USD	19,114,874	COP	76,050,246,396	Goldman Sachs International	3/25/2022	(31,273)
USD	2,168,275	HUF	696,102,000	Merrill Lynch International	4/08/2022	(17,270)
USD	5,367,200	HUF	1,741,746,169	State Street Bank Corp.	4/08/2022	(101,346)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	2,185,996	INR	165,375,000	Goldman Sachs International	3/14/2022	$(20,127)
USD	1,121,570	KZT	500,781,000	Citibank N.A.	2/03/2022	(30,609)
USD	1,069,355	KZT	472,655,000	Goldman Sachs International	2/03/2022	(18,112)
USD	3,206,140	KZT	1,435,203,000	JPMorgan Chase Bank N.A.	2/03/2022	(95,923)
USD	1,125,857	KZT	506,354,000	JPMorgan Chase Bank N.A.	4/27/2022	(15,814)
USD	914,811	MXN	19,108,000	Goldman Sachs International	4/08/2022	(1,029)
USD	5,050,954	MYR	21,300,034	Barclays Bank PLC	2/11/2022	(36,471)
USD	3,515,856	PEN	14,135,000	Citibank N.A.	2/07/2022	(153,633)
USD	3,211,066	PEN	13,000,000	JPMorgan Chase Bank N.A.	2/15/2022	(161,972)
USD	559,073	PHP	28,667,590	Citibank N.A.	2/02/2022	(3,312)
USD	597,936	RUB	48,044,000	JPMorgan Chase Bank N.A.	3/21/2022	(16,297)
USD	2,163,867	SGD	2,938,000	JPMorgan Chase Bank N.A.	4/08/2022	(10,482)
USD	178,697	SGD	242,000	State Street Bank Corp.	4/08/2022	(402)
USD	4,430,146	THB	149,894,000	JPMorgan Chase Bank N.A.	4/28/2022	(72,184)
USD	1,279,063	ZAR	20,624,047	BNP Paribas S.A.	7/12/2022	(33,340)
USD	2,757,191	ZAR	43,002,000	Deutsche Bank AG	4/08/2022	(15,008)
						$(6,225,473)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	9	$1,709,880	March – 2022	$53,265
U.S. Treasury Note 10 yr	Short	USD	52	6,654,375	March – 2022	54,656
U.S. Treasury Note 5 yr	Short	USD	76	9,059,438	March – 2022	90,575
U.S. Treasury Ultra Note 10 yr	Short	USD	15	2,142,422	March – 2022	12,926
						$211,422
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/24	BRL	31,984,000	centrally cleared	12.235%/At Maturity	5.31% FLR (BRL-CDI)/At Maturity	$81,470	$—	$81,470
1/13/24	CLP	6,000,000,000	centrally cleared	6.14%/Semi-annual	6.24% FLR (CLP-CLOIS)/Semi-annual	56,713	—	56,713
1/12/32	CZK	45,000,000	centrally cleared	4.36% FLR (PRIBOR)/Semi-annual	3.6%/Annual	5,941	—	5,941
1/13/32	CZK	45,000,000	centrally cleared	3.6% FLR (PRIBOR)/Semi-annual	3.58%/Annual	9,626	—	9,626
10/14/31	USD	4,905,000	centrally cleared	0.23843% FLR (LIBOR 3-Month)/Quarterly	1.625%/Semi-annual	54,358	308	54,666
						$208,108	$308	$208,416

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
1/02/23	BRL	54,109,000	centrally cleared	9.14%/At Maturity	9.25% FLR (Daily BZDIOVRA)/Daily	$(206,201)	$—	$(206,201)
1/02/23	BRL	50,000,000	centrally cleared	8.43%/At Maturity	9.25% FLR (Daily BZDIOVRA)/Daily	(121,410)	—	(121,410)
1/02/23	BRL	45,316,000	centrally cleared	4.45%/At Maturity	9.25% FLR (Daily BZDIOVRA)/Daily	(508,272)	—	(508,272)
1/02/24	BRL	26,455,000	centrally cleared	7.24%/At Maturity	9.25% FLR (Daily BZDIOVRA)/Daily	(305,657)	—	(305,657)
1/12/24	CZK	250,000,000	centrally cleared	4.54%/Annual	4.55% FLR (PRIBOR)/Semi-annual	(10,564)	—	(10,564)
1/13/24	CZK	250,000,000	centrally cleared	4.555%/Annual	4.5% FLR (PRIBOR)/Semi-annual	(24,526)	—	(24,526)
3/28/25	MXN	36,098,000	centrally cleared	6.24%/28 Days	5.7185% FLR (28 day TIIE)/28 days	(61,296)	—	(61,296)
4/09/25	MXN	144,884,000	centrally cleared	6.27%/28 Days	5.719% FLR (28 day TIIE)/28 days	(243,390)	—	(243,390)
4/11/25	MXN	73,866,000	centrally cleared	5.98%/28 Days	5.719% FLR (28 day TIIE)/28 days	(154,531)	—	(154,531)
4/17/25	MXN	56,197,000	centrally cleared	5.47%/28 Days	5.7215% FLR (28 day TIIE)/28 days	(158,918)	—	(158,918)
10/14/31	USD	4,013,000	centrally cleared	2.541%/At Maturity	2.6% FLR (USA-CPI-U)/At Maturity	(63,894)	—	(63,894)
11/04/31	USD	4,016,000	centrally cleared	2.7115%/At Maturity	2.7115% FLR (USA-CPI-U)/At Maturity	(72,008)	—	(72,008)
						$(1,930,667)	$—	$(1,930,667)
At January 31, 2022, the fund had cash collateral of $3,489,079 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$134,267	$—	$—	$134,267
Non - U.S. Sovereign Debt	—	396,842,247	—	396,842,247
Foreign Bonds	—	24,404,109	—	24,404,109
Purchased Currency Options	—	66,398	—	66,398
Mutual Funds	37,005,381	—	—	37,005,381
Total	$37,139,648	$421,312,754	$—	$458,452,402
Other Financial Instruments
Futures Contracts – Assets	$211,422	$—	$—	$211,422
Forward Foreign Currency Exchange Contracts – Assets	—	3,470,582	—	3,470,582
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,225,473)	—	(6,225,473)
Swap Agreements – Assets	—	208,416	—	208,416
Swap Agreements – Liabilities	—	(1,930,667)	—	(1,930,667)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,866,046	$44,556,650	$52,417,315	$—	$—	$37,005,381
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,624	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2022, are as follows:
Brazil	16.6%
China	14.6%
South Africa	12.3%
Mexico	10.9%
Czech Republic	6.8%
Colombia	6.4%
Chile	6.0%
Indonesia	5.6%
United States	(7.3)%
Other Countries	28.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Supplemental Information (unaudited) – continued
(5) Subsequent Event
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities will be considered illiquid and the value of those securities will reflect their illiquid classification. This may negatively impact the fund’s performance and/or ability to achieve its investment objective. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.